Income Taxes - Summary of Income Tax Expense (Benefit) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense (benefit) [Abstract]
Payment of income tax	₩ 563,681	₩ 357,767	₩ 671,179
Adjustment in respect of prior years due to change in estimate	48,374	153,113	(63,756)
Current income tax directly recognized in equity	(350,348)	(198,714)	51,486
Current income tax expense	261,707	312,166	658,909
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods	(9,676,218)	(2,168,155)	240,155
Generation and realization of temporary differences	(564,801)	(489,411)	(77,985)
Reclassified from equity to profit(loss)	(4,964)	0	0
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods	(38,708)	(43,653)	(10,471)
Changes in deferred tax on tax losses carryforwards	(9,175,755)	(1,641,823)	296,070
Tax credit carryforwards	34,019	(12,199)	32,541
Amount due to change in tax rate or regulations	73,991	18,931	0
Income tax expense (benefit)	(9,414,511)	(1,855,989)	899,064
Dividends of hybrid bond	4,149	4,736	4,273
Disposal of subsidiaries	406	0	0
Income tax directly adjusted to equity	4,555	4,736	4,273
Income tax recognized as other comprehensive income (loss)	(354,903)	(203,450)	47,213
Gain(loss) on valuation of financial assets at fair value through other comprehensive income	(31,416)	(9,753)	19,447
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	40,390	24,220	(47,231)
Remeasurements of defined benefit liability	(322,489)	(126,890)	14,971
Investments in associates	(66,677)	(53,672)	35,714
Others	₩ 25,289	₩ (37,355)	₩ 24,312